Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accumulated other comprehensive income (loss) is comprised primarily of unrealized gains relating to natural gas hedges	$ 262		$ 321		$ 169
Income Tax for Net cash flow hedges	151		184		97
Income Tax provision for Cash flow hedge gains	120		129		226
Noncontrolling Interest in Apco Oil and Gas International Inc.	31.00%
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) is comprised primarily of unrealized gains relating to natural gas hedges	262	[1]	321	[1]	169	[1]
Income Tax for Net cash flow hedges	151		184		97
Income Tax provision for Cash flow hedge gains	120		129		226
Total Stockholders' Equity
Accumulated other comprehensive income (loss) is comprised primarily of unrealized gains relating to natural gas hedges	262		321		169
Income Tax for Net cash flow hedges	151		184		97
Income Tax provision for Cash flow hedge gains	120		129		226
Natural Gas Reserves
Accumulated other comprehensive income (loss) is comprised primarily of unrealized gains relating to natural gas hedges	221		169		74
Income Tax for Net cash flow hedges	$ 128		$ 97		$ 42

[1]	* Accumulated other comprehensive income (loss) is comprised primarily of unrealized gains relating to natural gas hedges totaling $221 million (net of $128 million for income taxes), $169 million (net of $97 million for income taxes) and $74 million (net of $42 million for income taxes) as of December 31, 2011, 2010 and 2009, respectively.